Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

Contingencies

The Group is subject to legal and administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending proceeding, except for the legal proceedings disclosed below, or administrative proceeding to which the Group is a party will have a material effect on its business or financial condition as of the issuance date of the consolidated financial statements.

Legal proceedings

In 2019, we partnered with PICC Property and Casualty Company Limited Guangdong Branch (“PICC”) under our direct lending program, for which PICC provided credit insurance to the institutional funding partners. Our cooperation with PICC on new loans under direct lending program was terminated in December 2019. In November 2019, PICC stopped paying the service fees to us that had been agreed in the cooperation agreement between us and PICC. PICC further disputed with us regarding payments of the service fees under the cooperation agreement. In May 2020, we commenced a legal proceeding against PICC by submitting a complaint with a local court in Beijing for contract non-performance under the cooperation agreement. We, together with our legal counsel of the case, determined that PICC had breached its contractual obligation under the cooperation agreement for not paying service fees that were due to us under our direct lending program. We are seeking payments of approximately RMB2.3 billion from PICC to cover the outstanding service fees and related late payment losses. After our legal action was filed against PICC, PICC filed a civil lawsuit against us at a local court in Guangzhou claiming that the second amendment under the cooperation agreement is invalid, and therefore PICC is not obligated to pay any outstanding service fees and that a portion of the service fees paid to us under the cooperation agreement plus accrued interest should be refunded to PICC. The court proceedings in Beijing and Guangzhou were later consolidated. Although the hearing process has been completed, under applicable legal procedures, the court may schedule additional hearings, which could further delay resolution of the matter and increase related costs and uncertainty. If we do not prevail in these lawsuits completely or in part, or fail to reach a favorable settlement with PICC, our results of operations, financial condition, liquidity and prospects would be materially and adversely affected.

The Group is vigorously asserting its rights against PICC and will defend itself against any claims brought against the Group by PICC in the legal proceeding. Currently, the consolidated court proceeding has concluded with the ruling pending.

From time to time, we are subject to legal proceedings in relation to the operation of our business and legacy business. Starting from 2023, each of Jiufu Puhui and Jiufu Shuke has been named as a co-defendant, in their respective capacity as the operator of an online lending information intermediary platform offering online wealth management products to investors, by loan investors in a large number of small claims initiated in local courts in China in relation to our legacy business. Most of those claims are still in early stage of court procedures and it is not possible to ascertain the outcomes of those legal proceedings. We are vigorously assert our rights in those proceedings and will continue to do so. In July 2023, the Supreme People’s Court of the PRC issued a civil judgment regarding one of those claims, concluding there had been no intention to form a private lending contract or establish a guarantee relationship between that certain loan investor and Jiufu Puhui under our legacy business. The Supreme People’s Court of the PRC further found in the judgment that Jiufu Puhui, as the operator of an online lending information intermediary platform, shall not be responsible for loan repayment to that certain loan investor. However, as of the date of this annual report, a moderate aggregate amount was awarded in favor of loan investors in some of the remaining legal proceedings. Such amount was initially paid by us, and we have subsequently recovered the full amount from a third party with whom we collaborated pursuant to our agreement in connection with the handling of outstanding loans relating to our legacy business. In relation to such legal proceedings, certain assets of the Group, in an aggregate amount of approximately RMB231.0 million, were subject to judicial freezing orders as of March 31, 2026.

Beginning in September 2020, we and certain of our current and former officers, directors and others were named as defendants in various putative securities class actions captioned In re 9F Inc Securities Litigation, Index No. 654654/2020 (Supreme Court of the State of New York County of New York, Amended Complaint filed Dec. 7, 2020), or the State Court Action, and Holland v. 9F Inc. et al. No, 2:21-cv-00948 (United States District Court for the District of New Jersey), or the Federal Court Action, Both actions allege that defendants made misstatements and omissions in connection with our public offering and disclosures in violation of the federal securities laws. On March 6, 2023, the State Court Action was dismissed without prejudice and plaintiffs were allowed to replead. On April 5, 2023, a second amended complaint was filed in the State Court Action. Briefing on the motion to dismiss the second amended complaint was completed on July 28, 2023. On March 14, 2024, the Court dismissed the State Court Action with prejudice. Plaintiffs filed a notice of appeal on April 11, 2024. On January 30, 2025, the Supreme Court of the State of New York, Appellate Division, First Department unanimously affirmed the lower court’s decision, which granted defendants’ motion to dismiss the second amended complaint. On February 28, 2025, Plaintiffs filed a motion for reargument and leave to appeal to Court of Appeals. We filed a response to the motion on March 24, 2025, and Plaintiffs filed a reply on March 28, 2025. On May 29, 2025, the Appellate Division denied the motion. The State Court Action is over.

On November 29, 2022, the Federal Court Action was dismissed without prejudice and plaintiffs were allowed to replead. Briefing on the motion to dismiss the second amended complaint was completed in May 2023. On February 22, 2024, the Court granted plaintiffs’ request to further amend the complaint, and a revised second amended complaint was filed on the same day. Briefing on the motion to dismiss the revised second amended complaint was completed on March 25, 2024. On December 12, 2024, the Federal Court Action was partially dismissed without prejudice. On December 23, 2024, a third amended complaint was filed in the Federal Court Action. We filed our motion to dismiss the third amended complaint on February 12, 2025, and briefing is ongoing. Briefing on the motion to dismiss the third amended complaint was completed on April 11, 2025. In November 2025, the Court issued an order and referred the case back to the Magistrate Court. A settlement conference was held before the Magistrate Judge on April 2, 2026. On April 8, 2026, the District Court issued an order administratively terminating the entire action pending consummation of the settlement.